Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EUR [Member]
Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities [Line Items]
Changes in currency rate to USD	+10	+10
Effect on profit/Equity before tax for the year	$ 146	$ 606
GBP [Member]
Risk Management (Details) - Schedule of foreign currency risk due to changes in the fair value of monetary assets and liabilities [Line Items]
Changes in currency rate to USD	+10	+10
Effect on profit/Equity before tax for the year	$ (4,079)	$ (5,567)